SCOPE OF CONSOLIDATION - Summary of Associates (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Current assets		$ 33,240	$ 37,118
Non-current assets		60,677	57,429
Current liabilities		21,769	22,398
Non-current liabilities		16,080	16,559
Non-controlling interests		2,107	2,438
Net assets attributable to equity holders of the parent		53,961	53,152
Carrying amount in the statements of financial position		3,109	3,060
Revenue		68,275	79,844	$ 76,571
Income (loss) from continuing operations		1,022	9,538	15,565
Other comprehensive income (loss)		1,274	(1,835)	2,326
Total comprehensive income (loss)		2,296	7,703	17,891
Impairment charges		1,405	0	0
Associate
Disclosure of associates [line items]
Current assets		9,671	11,066	9,319
Non-current assets		18,212	17,977	18,233
Current liabilities		6,176	7,611	6,088
Non-current liabilities		5,664	5,371	5,721
Non-controlling interests		942	879	606
Net assets attributable to equity holders of the parent		15,101	15,182	15,137
Company's share of net assets		4,616	4,630	4,604
Adjustments for differences in accounting policies and other		(1,385)	(1,381)	(1,480)
Other adjustments		(122)	(189)	(139)
Carrying amount in the statements of financial position		3,109	3,060	2,985
Revenue		12,393	12,682	11,015
Income (loss) from continuing operations		219	718	358
Other comprehensive income (loss)		(25)	84	40
Total comprehensive income (loss)		194	801	398
Cash dividends received by the Company		83	$ 64	$ 53
China Oriental
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)			37.00%	37.00%
Proportion of ownership interest in associate (in percent)			37.00%	37.00%
Current assets		3,681	$ 5,081	$ 4,636
Non-current assets		3,124	3,218	2,978
Current liabilities		2,909	4,134	3,571
Non-current liabilities		395	314	533
Non-controlling interests		369	348	88
Net assets attributable to equity holders of the parent		3,132	3,503	3,422
Company's share of net assets		1,159	1,296	1,266
Adjustments for differences in accounting policies and other		0	0	0
Other adjustments		48	(56)	66
Carrying amount in the statements of financial position		1,207	1,240	1,332
Revenue		3,183	3,857	3,863
Income (loss) from continuing operations		40	190	250
Other comprehensive income (loss)		1	4	0
Total comprehensive income (loss)		41	193	250
Cash dividends received by the Company		5	$ 28	$ 36
DHS Group
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)			33.43%	33.43%
Proportion of ownership interest in associate (in percent)			33.43%	33.43%
Current assets		1,919	$ 1,827	$ 1,364
Non-current assets		2,430	2,257	2,668
Current liabilities		505	640	472
Non-current liabilities		994	863	1,107
Non-controlling interests		125	115	103
Net assets attributable to equity holders of the parent		2,725	2,466	2,350
Company's share of net assets		911	824	786
Adjustments for differences in accounting policies and other		134	150	55
Other adjustments		(190)	(183)	(191)
Carrying amount in the statements of financial position		855	791	650
Revenue		2,800	2,715	2,011
Income (loss) from continuing operations		184	428	(44)
Other comprehensive income (loss)		(1)	18	7
Total comprehensive income (loss)		183	446	(37)
Cash dividends received by the Company		43	$ 10	$ 0
Gonvarri Steel Industries
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)			35.00%	35.00%
Proportion of ownership interest in associate (in percent)			35.00%	35.00%
Current assets		3,351	$ 3,400	$ 2,840
Non-current assets		2,086	1,802	1,797
Current liabilities		1,857	2,067	1,568
Non-current liabilities		940	815	716
Non-controlling interests		448	416	415
Net assets attributable to equity holders of the parent		2,192	1,904	1,938
Company's share of net assets		767	666	678
Adjustments for differences in accounting policies and other		(40)	(43)	(47)
Other adjustments		20	50	(14)
Carrying amount in the statements of financial position		747	673	617
Revenue		5,874	5,628	4,465
Income (loss) from continuing operations		222	236	197
Other comprehensive income (loss)		(25)	62	33
Total comprehensive income (loss)		197	298	230
Cash dividends received by the Company		35	$ 26	$ 17
Baffinland
Disclosure of associates [line items]
Proportion of voting rights held in associate (in percent)			25.23%	25.23%
Proportion of ownership interest in associate (in percent)			25.23%	25.23%
Current assets		720	$ 758	$ 479
Non-current assets		10,572	10,700	10,790
Current liabilities		905	770	477
Non-current liabilities		3,335	3,379	3,365
Non-controlling interests		0	0	0
Net assets attributable to equity holders of the parent		7,052	7,309	7,427
Company's share of net assets		1,779	1,844	1,874
Adjustments for differences in accounting policies and other		(1,479)	(1,488)	(1,488)
Other adjustments		0	0	0
Carrying amount in the statements of financial position		300	356	386
Revenue		536	482	676
Income (loss) from continuing operations		(227)	(136)	(45)
Other comprehensive income (loss)		0	0	0
Total comprehensive income (loss)		(227)	(136)	(45)
Cash dividends received by the Company		$ 0	$ 0	$ 0
Fair value measurement adjustment not recognized	$ 1,500